Employee benefit obligations (Tables)	12 Months Ended
Dec. 31, 2020
Defined benefit plan
Employee benefit obligations
Schedule of employee benefit obligations and assets included in consolidated statement of financial position

	U.S.		Germany		UK		Other		Total
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Obligations	(1,403)	(1,318)	(194)	(176)	(892)	(830)	(29)	(25)	(2,518)	(2,349)
Assets	1,151	1,139	—	—	663	585	10	10	1,824	1,734
Net obligations	(252)	(179)	(194)	(176)	(229)	(245)	(19)	(15)	(694)	(615)

Schedule of current service cost and administration costs of defined benefit pension schemes recognized in the consolidated income statement

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Current service cost and administration costs:
Cost of sales - current service cost (Note 8)	(27)	(28)	(38)
Cost of sales - past service credit/(charge) (Note 8)	8	54	(6)
SGA - current service cost (Note 8)	(4)	(3)	(4)
	(23)	23	(48)
Finance expense (Note 5)	(14)	(18)	(16)
	(37)	5	(64)
Discontinued operation	—	1	—
	(37)	6	(64)

Schedule of re-measurement of defined benefit obligations and assets recognized in consolidated statement of comprehensive income

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Re-measurement of defined benefit obligation:
Actuarial gain/(loss) arising from changes in demographic assumptions	38	(4)	18
Actuarial (loss)/gain arising from changes in financial assumptions	(250)	(272)	116
Actuarial gain/(loss) arising from changes in experience	9	(23)	19
	(203)	(299)	153
Re-measurement of plan assets:
Actual return/(loss) less expected return on plan assets	147	203	(144)
Actuarial (loss)/gain for the year on defined benefit pension schemes	(56)	(96)	9
Actuarial (loss)/gain on other long term and end of service employee benefits	(12)	(6)	6
	(68)	(102)	15
Discontinued operation	—	(38)	(4)
	(68)	(140)	11

Schedule of movement in defined benefit obligations and assets

	At December 31,
	Obligations		Assets
	2020	2019	2020	2019
	$'m	$'m	$'m	$'m
At January 1,	(2,349)	(2,503)	1,734	1,673
Interest income	—	—	44	54
Current service cost	(25)	(28)	—	—
Past service credit - net	3	62	—	—
Interest cost	(56)	(72)	—	—
Administration expenses paid from plan assets	—	—	(1)	(1)
Re-measurements	(203)	(351)	147	217
Obligations/(assets) extinguished on reclassification	32	—	(32)	—
Employer contributions	—	—	40	47
Benefits paid	130	151	(130)	(151)
Disposal of Food & Specialty	—	408	—	(123)
Exchange	(50)	(16)	22	18
At December 31,	(2,518)	(2,349)	1,824	1,734

Schedule of plan assets

	At December 31,
	2020	2020	2019	2019
	$'m	%	$'m	%
Equities / multi strategy	1,121	61	1,107	65
Target return funds	256	14	267	15
Bonds	229	13	178	10
Cash/other	218	12	182	10
	1,824	100	1,734	100

Schedule of ranges of principal assumptions applied in estimating defined benefit obligations

	U.S.		Germany		UK
	2020	2019	2020	2019	2020	2019
	%	%	%	%	%	%
Rates of inflation	2.50	2.50	1.50	1.50	2.75	2.90
Rates of increase in salaries	3.00	3.00	2.50	2.50	2.25	2.00
Discount rates	2.55	3.40	0.84 - 1.08	1.20 - 1.48	1.45 - 1.50	2.10 - 2.15

Schedule of mortality assumptions

	U.S.		Germany		UK
	2020	2019	2020	2019	2020	2019
	Years	Years	Years	Years	Years	Years
Life expectancy, current pensioners	22	21	22	22	20	21
Life expectancy, future pensioners	23	23	25	24	22	22

Schedule of principal defined benefit schemes
-
	Metal Beverage Packaging			Glass Packaging
	Europe	Europe	North	Europe	Europe	North
	UK	Germany	America	UK	Germany	America
Nature of the schemes	Funded	Unfunded	Funded	Funded	Unfunded	Funded
2020
Active members	—	856	829	—	922	3,462
Deferred members	808	195	58	1,240	682	2,631
Pensioners including dependents	475	121	59	815	779	6,689
Weighted average duration (years)	20	20	21	21	19	12
2019
Active members	—	893	822	—	977	3,827
Deferred members	808	198	44	1,240	689	2,638
Pensioners including dependents	475	117	41	815	783	6,571
Weighted average duration (years)	19	21	20	21	17	12

Schedule of expected defined benefit payment

						Subsequent
	2021	2022	2023	2024	2025	five years
	$'m	$'m	$'m	$'m	$'m	$'m
Benefits	133	130	132	135	137	654

Other employee benefit obligations
Employee benefit obligations
Schedule of other employee benefits

	At December 31,
	2020	2019
	$'m	$'m
End of service employee benefits	3	2
Post-employment benefits	114	99
	117	101